Share-Based Payments (Details) - Schedule of Total Expenses Arising from Share-Based Payment Transactions - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Total Expenses Arising From Share Based Payment Transactions [Abstract]
Options issued under OIP		$ 104,753	$ 54,930	$ 1,970,100
Shares issued under OIP			$ 39,960
Performance rights issued under OIP (in Shares)	[1]	122,201
Other share-based payments to KMP	[2]			$ 145,913
Total		$ 226,954	$ 94,890	$ 2,116,013

[1]

It was agreed that performance bonus for selected employees for the year ended 30 June 2023 would be paid in performance rights rather than cash. Performance rights to be issued to employees are long-term incentives under OIP. However, the performance rights for the current financial year have not been issued as at 30 June 2023.

[2]	In fiscal 2021, due to the ongoing crisis of COVID-19, the groups directors decided to forgo cash payments of their director fees and instead receive shares of that value. As at 30 June 2021, shares have been issued to directors for the director fees of $145,913 incurred during the financial year ended 30 June 2021 and $73,088 incurred during the financial year ended 30 June 2020, given the shareholders’ approval at the AGM held on 29 October 2020.